Equipment and leasehold improvements	12 Months Ended
Dec. 31, 2020
Equipment and leasehold improvements
Equipment and leasehold improvements

15.Equipment and leasehold improvements

The following table provides a summary of the items included in equipment and leasehold improvement:

	December 31,	December 31,
	2020	2019
Equipment and leasehold improvements, net	4,990	6,230
Right-of-use assets	11,223	12,522
	16,213	18,752

A breakdown of cost, accumulated depreciation, additions and disposals of equipment and leasehold improvements is as follows:

		Furniture and	Leasehold	Other
	IT equipment	fixtures	improvements	equipment	Total
Cost:
Balance as of January 1, 2018	4,170	1,984	6,810	2,505	15,469
Additions	411	12	111	69	603
Disposals	(253)	(97)	(80)	(62)	(492)
Reclassifications	10	—	—	—	—
Balance as of December 31, 2018	4,338	1,899	6,841	2,512	15,590
Additions	683	36	185	124	1,028
Disposals	(63)	(102)	(176)	(33)	(374)
Effect of changes in exchange rates	(53)	(62)	(47)	(14)	(176)
Balance as of December 31, 2019	4,905	1,771	6,803	2,589	16,068
Additions	293	1	671	32	997
Disposals	(1,045)	(84)	(26)	(48)	(1,203)
Effect of changes in exchange rates	(17)	(11)	(20)	(1)	(49)
Balance as of December 31, 2020	4,136	1,677	7,428	2,572	15,813

Accumulated depreciation:
Balance as of January 1, 2018	2,870	1,740	2,648	791	8,049
Amortization	516	64	480	222	1,282
Disposals	(159)	(89)	(127)	(94)	(469)
Reclassifications	42	—	—	—	42
Balance as of December 31, 2018	3,269	1,715	3,001	919	8,904
Amortization	584	62	508	260	1,414
Disposals	(59)	(97)	(175)	(21)	(352)
Effect of changes in exchange rates	(40)	(53)	(35)	—	(128)
Balance as of December 31, 2019	3,754	1,627	3,299	1,158	9,838
Amortization	643	63	553	920	2,179
Disposals	(1,043)	(82)	(8)	(40)	(1,173)
Effect of changes in exchange rates	(14)	(7)	(14)	14	(21)
Balance as of December 31, 2020	3,340	1,601	3,830	2,052	10,823

Carrying amounts as of:
December 31, 2020	796	76	3,598	520	4,990
December 31, 2019	1,151	144	3,504	1,431	6,230
December 31, 2018	1,069	184	3,840	1,593	6,686

Leases

The following is the detail of the movement of right-of-use assets on the leases for which the Bank is a lessee:

	Building
	December 31,	December 31,
	2020	2019
Initial balance	12,522	17,435
Additions	68	14
Depreciation of right-of-use assets	(1,128)	(1,440)
Effect of changes in exchange rates	(34)	7
Reclassification to investment property	—	(3,494)
Decrease	(205)	—
Ending balance	11,223	12,522

The Bank leases office spaces in buildings. The lease of main office space typically runs for a period of 15 years, and for the representative offices from 3 to 5 years. Some leases include an option to renew the lease for a similar additional period after the end of the contract term.

The Bank sub-leases some of its property under operating leases. As of December 31, 2019, these contracts were reclassified as investment properties – right of use, as described in Note 17.